Financial Instruments - Summary of Changes in the Fair Value of Level 3 Financial Liabilities (Details) (10-Q) - CAD	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Fair Value Disclosures [Abstract]
Balance at beginning of period	CAD 27,479	CAD 364,878
Derivative instruments exercised	(43,521)	(509,054)	(32,675)
Change in fair market value, recognized in operations as professional fees	16,042	171,655	149,280
Balance at end of period		CAD 27,479	CAD 364,878